United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-23730
(Investment Company Act File Number)

Federated Hermes ETF Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2026-02-28

Date of Reporting Period: 2026-02-28

Item 1.	Reports to Stockholders

Federated Hermes Short Duration High Yield ETF

NYSE Arca | FHYS

Annual Shareholder Report - February 28, 2026

A Portfolio of Federated Hermes ETF Trust

This annual shareholder report contains important information about the Federated Hermes Short Duration High Yield ETF (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes Short Duration High Yield ETF	$52	0.50%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the ICE BofA 0-5 Year BB/B US High Yield Constrained Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide high current income by investing in a diversified portfolio of below investment-grade, fixed-income instruments.

Top Contributors to Performance

  The Fund’s relative performance was positively impacted by security selection in the Basic Industry, Capital Goods, Energy, Leisure, Retail and Technology & Electronics sectors.

  The Fund was positively impacted by its overweight allocation to the Capital Goods sector.

  The Fund's holding of Foundation Building Materials positively impacted performance relative to the Index. The Fund did not own New Fortress Energy (Liquid Natural Gas Midstream), Saks Global Enterprises (High-End Retailer), Xerox (Printing Hardware and Services), and Liberty Puerto Rico (Cable Company), which all underperformed.

Top Detractors from Performance

  The Fund’s relative performance was negatively impacted by security selection in the Consumer Goods, Healthcare, Media, Real Estate, Services and Telecommunications sectors. The Fund’s loan holdings also underperformed the Index.

  The Fund was negatively impacted by its industry allocations, especially its underweight allocations to the strong performing Healthcare, Media, Real Estate, Services and Telecommunications sectors. Given the strong absolute performance during the period, the Fund’s cash position was also a drag on relative performance.

  Specific Fund holdings that negatively impacted performance relative to the Index included Neogen and Organon. Additionally, the Fund’s underweight positions in Bausch Health (Pharma), Echostar and Inmarsat (Satellite Companies) also negatively impacted relative performance.

Annual Shareholder Report

Federated Hermes Short Duration High Yield ETF

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 12/16/2021 to 2/28/2026

Total Return Based on $10,000 Investment

Table Summary
	Federated Hermes Short Duration High Yield ETF at NAV	Bloomberg US Aggregate Bond Index	Lipper Short High Yield Funds Average Index	ICE BofA 0-5 Year BB/B US High Yield Constrained Index
12/16/2021	$10,000	$10,000	$10,000	$10,000
2/28/2022	$9,826	$9,669	$9,900	$9,876
2/28/2023	$9,564	$8,729	$9,745	$9,754
2/29/2024	$10,486	$9,020	$10,614	$10,693
2/28/2025	$11,274	$9,543	$11,486	$11,609
2/28/2026	$12,020	$10,141	$12,111	$12,370

Average Annual Total Returns

Table Summary
Fund/Index	1 Year	Since Inception 12/16/2021
Federated Hermes Short Duration High Yield ETF at NAV	6.62%	4.48%
Bloomberg US Aggregate Bond Index	6.26%	0.33%
Lipper Short High Yield Funds Average Index	5.44%	4.67%
ICE BofA 0-5 Year BB/B US High Yield Constrained Index	6.55%	5.19%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$48,371,286
  Number of Investments252
  Portfolio Turnover46%
  Total Advisory Fees Paid$191,034

Annual Shareholder Report

Federated Hermes Short Duration High Yield ETF

Fund Holdings

Top Index Classifications (% of Net Assets)

Table Summary
Value	Value
Building Materials	2.9%
Oil Field Services	3.1%
Utility - Electric	3.7%
Chemicals	4.4%
Independent Energy	4.9%
Midstream	5.6%
Health Care	5.6%
Gaming	6.0%
Insurance - P&C	8.0%
Technology	16.5%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423L206

Q455585-A (04/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: John G. Carson, Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2026 - $331,813

Fiscal year ended 2025 - $259,903

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2026 - $0

Fiscal year ended 2025 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $1,698 respectively. Fiscal year ended 2025- Travel expenses for attendance at Board meeting.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2026 - $0

Fiscal year ended 2025 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2026 - $0

Fiscal year ended 2025 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval (and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2026 – 0%

Fiscal year ended 2025 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2026 – 0%

Fiscal year ended 2025 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2026 – 0%

Fiscal year ended 2025 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2026 - $565,918

Fiscal year ended 2025 - $132,673

(h)               The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)                  Not Applicable

(j)                  Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
February 28, 2026

NYSE Arca | FHYS

Federated Hermes Short Duration High Yield ETF

A Portfolio of Federated Hermes ETF Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
February 28, 2026
Principal Amount or Shares		Value
	CORPORATE BONDS—86.0%
	Aerospace/Defense—1.7%
$ 300,000	TransDigm, Inc., 144A, 6.375%, 3/1/2029	$ 308,154
475,000	TransDigm, Inc., Sr. Secd. Note, 144A, 6.875%, 12/15/2030	494,358
	TOTAL	802,512
	Airlines—0.2%
60,417	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	60,498
50,000	United Airlines Holdings, Inc., Sr. Unsecd. Note, 5.375%, 3/1/2031	50,978
	TOTAL	111,476
	Automotive—2.6%
125,000	Adient Global Holdings Ltd., 144A, 7.000%, 4/15/2028	127,455
75,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 4/15/2031	78,461
125,000	Clarios Global LP, Sr. Secd. Note, 144A, 6.750%, 5/15/2028	127,857
250,000	Clarios Global LP, Sr. Secd. Note, 144A, 6.750%, 2/15/2030	261,865
175,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	158,091
350,000	IHO Verwaltungs GmbH, Secured Note, 144A, 7.750%, 11/15/2030	367,858
125,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 8.750%, 12/15/2031	129,420
	TOTAL	1,251,007
	Building Materials—2.7%
175,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	172,451
250,000	CP Atlas Buyer, Inc., 144A, 9.750%, 7/15/2030	250,237
300,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	281,130
400,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	385,896
200,000	White Cap Supply Holdings LLC, Sr. Unsecd. Note, 144A, 7.375%, 11/15/2030	203,068
	TOTAL	1,292,782
	Cable Satellite—2.1%
350,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 7.375%, 3/1/2031	361,121
125,000	Sirius XM Radio LLC, Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	124,926
150,000	Sirius XM Radio LLC, Sr. Unsecd. Note, 144A, 5.875%, 4/15/2032	149,644
200,000	Sunrise FinCo I B.V., Sr. Note, 144A, 4.875%, 7/15/2031	190,661
200,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	178,054
	TOTAL	1,004,406
	Chemicals—4.0%
100,000	Ashland, Inc., Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	92,125
175,000	Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	183,972
200,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.500%, 4/15/2030	204,953
75,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 7.000%, 2/15/2031	77,249
200,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	196,615
54,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	53,955
275,000	Maxam Prill S.a.r.l., Sr. Secd. Note, 144A, 7.750%, 7/15/2030	287,397
425,000	Olympus Water US Holding Corp., Sr. Secd. Note, 144A, 7.250%, 6/15/2031	434,837
200,000	SNF Group SACA, Sr. Unsecd. Note, 144A, 3.125%, 3/15/2027	196,793
225,000	WR Grace Holdings LLC, Sr. Secd. Note, 144A, 7.375%, 3/1/2031	230,980
	TOTAL	1,958,876
	Construction Machinery—1.3%
50,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/15/2031	50,686
250,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 7.000%, 6/15/2030	261,979
350,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	337,206
	TOTAL	649,871
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical Services—2.2%
$ 25,000	Allied Universal Holdco LLC, Sr. Secd. Note, 144A, 6.875%, 6/15/2030	$ 26,021
175,000	Allied Universal Holdco LLC, Sr. Secd. Note, 144A, 7.875%, 2/15/2031	184,889
25,000	Garda World Security Corp., Sr. Secd. Note, 144A, 6.500%, 1/15/2031	25,684
50,000	Garda World Security Corp., Sr. Secd. Note, 144A, 7.750%, 2/15/2028	51,081
200,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	195,456
225,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	210,493
50,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	49,736
125,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	124,974
170,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2029	175,066
	TOTAL	1,043,400
	Consumer Products—1.6%
125,000	Champ Acquisition Corp., Sr. Secd. Note, 144A, 8.375%, 12/1/2031	132,928
450,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	437,127
25,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 5.125%, 1/15/2028	24,982
200,000	Whirlpool Corp., Sr. Unsecd. Note, 6.125%, 6/15/2030	200,898
	TOTAL	795,935
	Diversified Manufacturing—1.0%
200,000	Gates Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/1/2029	207,507
300,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 5.250%, 4/15/2031	299,469
	TOTAL	506,976
	Environmental—0.4%
175,000	Clean Harbors, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2031	179,677
	Finance Companies—1.5%
350,000	Crosscountry Intermediate HoldCo LLC, Sr. Unsecd. Note, 144A, 6.500%, 10/1/2030	348,611
150,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.125%, 8/1/2030	153,893
250,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	240,868
	TOTAL	743,372
	Food & Beverage—1.2%
100,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	100,027
250,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	255,017
200,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 6.875%, 9/15/2028	206,208
	TOTAL	561,252
	Gaming—5.4%
150,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	149,799
225,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	220,103
100,000	Caesars Entertainment, Inc., Sr. Secd. Note, 144A, 7.000%, 2/15/2030	102,524
300,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2027	300,148
50,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	51,505
275,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	281,879
375,000	MGM Resorts International, Sr. Unsecd. Note, 6.125%, 9/15/2029	385,419
275,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	270,179
225,000	Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Secured Note, 144A, 6.250%, 10/15/2030	229,899
125,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	124,495
225,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	217,094
175,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 144A, 7.125%, 2/15/2031	188,989
100,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., Sr. Unsecd. Note, 144A, 5.125%, 10/1/2029	100,571
	TOTAL	2,622,604
	Health Care—3.6%
250,000	AHP Health Partners, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	244,442
225,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	214,796
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$ 75,000	CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	$ 72,451
250,000	CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	240,208
225,000	Medline Borrower LP, Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	224,982
50,000	Medline Borrower LP/Medline Co-Issuer, Inc., 144A, 6.250%, 4/1/2029	51,599
200,000	Raven Acquisition Holdings LLC, Sr. Secd. Note, 144A, 6.875%, 11/15/2031	192,509
350,000	Tenet Healthcare Corp., 4.375%, 1/15/2030	343,622
175,000	Tenet Healthcare Corp., Sr. Secd. Note, 6.750%, 5/15/2031	181,698
	TOTAL	1,766,307
	Independent Energy—4.9%
275,000	Aethon United BR LP/Aethon United Finance Corp., 144A, 7.500%, 10/1/2029	289,298
75,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	76,178
250,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	250,729
150,000	Chord Energy Corp., Sr. Unsecd. Note, 144A, 6.000%, 10/1/2030	153,225
325,000	Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	323,291
75,000	EQT Corp., Sr. Unsecd. Note, 6.375%, 4/1/2029	77,515
225,000	Matador Resources Co., Sr. Unsecd. Note, 144A, 6.875%, 4/15/2028	229,587
150,000	Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	148,501
250,000	Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	247,314
200,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	200,175
125,000	SM Energy Co., Sr. Unsecd. Note, 144A, 8.375%, 7/1/2028	129,195
250,000	SM Energy Co., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	264,587
	TOTAL	2,389,595
	Industrial - Other—1.6%
500,000	Madison IAQ LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	498,803
250,000	SPX Flow, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	255,988
	TOTAL	754,791
	Insurance - P&C—6.7%
400,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	399,884
400,000	AmWINS Group, Inc., Sr. Secd. Note, 144A, 6.375%, 2/15/2029	407,045
325,000	Ardonagh Finco Ltd., Sr. Secd. Note, 144A, 7.750%, 2/15/2031	332,785
275,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 144A, 7.125%, 5/15/2031	275,902
525,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	508,461
475,000	Hub International Ltd., Sr. Secd. Note, 144A, 7.250%, 6/15/2030	489,941
275,000	Jones Deslauriers Insurance Management, Inc., Sr. Secd. Note, 144A, 8.500%, 3/15/2030	285,326
125,000	Ryan Specialty LLC, Sr. Secd. Note, 144A, 4.375%, 2/1/2030	121,591
400,000	USI, Inc./NY, Sr. Unsecd. Note, 144A, 7.500%, 1/15/2032	409,402
	TOTAL	3,230,337
	Leisure—1.5%
75,000	Carnival Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2029	76,076
200,000	Carnival Corp., Sr. Unsecd. Note, 144A, 5.750%, 3/15/2030	206,844
300,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 6.250%, 3/1/2030	307,128
150,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.500%, 8/31/2026	150,018
	TOTAL	740,066
	Lodging—1.9%
325,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 4.000%, 5/1/2031	312,065
250,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	256,710
125,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	124,117
225,000	XHR LP, Sr. Unsecd. Note, 144A, 6.625%, 5/15/2030	233,312
	TOTAL	926,204
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—1.6%
$ 50,000	Lamar Media Corp., Sr. Unsecd. Note, 4.000%, 2/15/2030	$ 48,427
200,000	Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	188,935
150,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	147,157
125,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2027	125,039
200,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 8.000%, 8/15/2028	205,441
50,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 8.500%, 7/31/2031	51,170
	TOTAL	766,169
	Metals & Mining—1.2%
250,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	253,709
75,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.875%, 11/1/2029	77,251
250,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	249,216
	TOTAL	580,176
	Midstream—5.6%
400,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	400,080
50,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	49,982
50,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2032	51,970
275,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	286,523
300,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	292,580
100,000	DBR Land Holdings LLC, Sr. Unsecd. Note, 144A, 6.250%, 12/1/2030	103,140
100,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.875%, 3/1/2028	101,659
115,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 6.500%, 6/1/2029	118,997
175,000	Rockies Express Pipeline, Sr. Unsecd. Note, 144A, 4.950%, 7/15/2029	175,014
275,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	264,842
300,000	Tallgrass Energy Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 9/1/2031	303,189
400,000	Venture Global Plaquemines LNG LLC, Secured Note, 144A, 6.125%, 12/15/2030	415,523
125,000	WBI Operating LLC, Sr. Unsecd. Note, 144A, 6.250%, 10/15/2030	127,405
	TOTAL	2,690,904
	Oil Field Services—3.1%
300,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	300,234
300,000	Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 7.250%, 2/15/2029	311,079
275,000	Nabors Industries, Inc., Co. Guarantee, 144A, 9.125%, 1/31/2030	289,171
175,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	177,269
400,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	413,332
	TOTAL	1,491,085
	Packaging—1.0%
100,000	Ardagh Group S.A., Secured Note, 144A, 9.500%, 12/1/2030	108,292
125,000	Crown Americas LLC, Sr. Unsecd. Note, Series WI, 5.250%, 4/1/2030	127,918
50,000	Mauser Packaging Solutions Holding Co., 144A, 9.250%, 4/15/2030	49,266
200,000	Trivium Packaging Finance B.V., 144A, 8.250%, 7/15/2030	214,261
	TOTAL	499,737
	Paper—1.0%
300,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	268,401
225,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	224,711
	TOTAL	493,112
	Pharmaceuticals—1.2%
325,000	Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	320,893
275,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	244,367
	TOTAL	565,260
	Restaurant—1.2%
200,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	192,061
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Restaurant—continued
$ 375,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 6.125%, 6/15/2029	$ 385,674
	TOTAL	577,735
	Retailers—2.2%
175,000	Academy Ltd., Sr. Secd. Note, 144A, 6.000%, 11/15/2027	175,665
250,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	246,106
250,000	BELRON UK Finance PLC, 144A, 5.750%, 10/15/2029	255,539
25,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	23,781
225,000	Lithia Motors, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/1/2030	226,413
25,000	Mens Wearhouse, Inc., Secured Note, 144A, 9.000%, 2/1/2031	25,738
100,000	William Carter Co., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2031	102,993
	TOTAL	1,056,235
	Supermarkets—1.0%
150,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 4.875%, 2/15/2030	148,762
325,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.500%, 3/31/2031	327,187
	TOTAL	475,949
	Technology—14.6%
200,000	APLD ComputerCo LLC, Sr. Secd. Note, 144A, 9.250%, 12/15/2030	209,918
50,000	Black Pearl Compute LLC, Secured Note, 144A, 6.125%, 2/15/2031	51,173
325,000	Capstone Borrower, Inc., Sr. Secd. Note, 144A, 8.000%, 6/15/2030	282,602
100,000	Ciena Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/31/2030	96,588
200,000	Cipher Compute LLC, 144A, 7.125%, 11/15/2030	208,469
250,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	205,092
400,000	Cloud Software Group, Inc., Secured Note, 144A, 9.000%, 9/30/2029	391,700
125,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 6.500%, 3/31/2029	122,585
200,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	200,108
300,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	297,777
225,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.250%, 6/1/2030	220,376
225,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	212,575
100,000	Ellucian Holdings, Inc., Sr. Secd. Note, 144A, 6.500%, 12/1/2029	98,062
150,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 4.375%, 4/15/2028	148,718
150,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	152,960
100,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 5/15/2026	100,011
225,000	Fortress Intermediate 3, Inc., Sr. Secd. Note, 144A, 7.500%, 6/1/2031	219,974
175,000	Gen Digital, Inc., Sr. Unsecd. Note, 144A, 7.125%, 9/30/2030	177,734
250,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	243,504
100,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 4.875%, 9/15/2027	99,965
175,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	179,607
200,000	KIOXIA Holdings Corp., Sr. Unsecd. Note, 144A, 6.250%, 7/24/2030	207,661
50,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	49,130
200,000	Open Text, Inc., 144A, 6.900%, 12/1/2027	205,243
100,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	90,121
50,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	43,675
375,000	Rocket Software, Inc., Sr. Secd. Note, 144A, 9.000%, 11/28/2028	365,629
75,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	62,790
125,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	124,463
100,000	Seagate Data Storage Technology Pte. Ltd., Sr. Note, 144A, 4.125%, 1/15/2031	95,855
25,000	Seagate Data Storage Technology Pte. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2030	25,729
175,000	Seagate Data Storage Technology Pte. Ltd., Sr. Unsecd. Note, 144A, 8.250%, 12/15/2029	184,653
300,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	294,289
385,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	384,421
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 100,000		SV RNO Property Owner 1 LLC, Secured Note, 144A, 5.875%, 3/1/2031	$ 100,448
225,000		UKG, Inc., Sr. Secd. Note, 144A, 6.875%, 2/1/2031	218,283
225,000		Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	213,766
150,000		VOLTAGRID LLC, 144A, 7.375%, 11/1/2030	156,629
300,000		WULF Compute LLC, Secured Note, 144A, 7.750%, 10/15/2030	317,704
		TOTAL	7,059,987
		Transportation Services—0.5%
225,000		Stena International S.A., Sr. Secd. Note, 144A, 7.250%, 1/15/2031	231,914
		Utility - Electric—3.7%
225,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	224,917
50,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	50,757
250,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	250,872
125,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	122,204
225,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	225,286
425,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	424,852
25,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	26,419
65,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 9/15/2027	64,722
100,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	103,795
275,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.375%, 1/15/2031	291,184
		TOTAL	1,785,008
		TOTAL CORPORATE BONDS (IDENTIFIED COST $41,227,246)	41,604,717
	[1]	FLOATING RATE LOANS—11.7%
		Building Materials—0.2%
100,000		White Cap Buyer LLC, 2026 Incremental Term Loan B–1st Lien, 7.173% (SOFR CME +3.500%), 2/10/2033	98,813
		Cable Satellite—0.2%
99,000		Charter Communications Operating, LLC, 2024 Term Loan B5–1st Lien, 5.911% (SOFR CME +2.250%), 12/15/2031	98,901
		Chemicals—0.4%
72,504		Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B7–1st Lien, 5.422% (SOFR CME +1.750%), 12/20/2029	72,468
99,750		W.R. Grace & Co.-Conn., 2025 Term Loan B–1st Lien, 6.672% (SOFR CME +3.000%), 8/19/2032	99,583
		TOTAL	172,051
		Consumer Cyclical Services—0.6%
174,563		Allied Universal Holdco LLC, 2025 USD Term Loan B–1st Lien, 6.923% (SOFR CME +3.250%), 8/20/2032	174,454
90,276		Fleet Midco I Ltd., 2024 1st Lien Term Loan B–1st Lien, 6.419% (SOFR CME +2.750%), 2/21/2031	89,938
		TOTAL	264,392
		Consumer Products—0.7%
100,000		Beach Acquisition Bidco LLC, USD Term Loan B–1st Lien, 6.922% (SOFR CME +3.250%), 9/12/2032	100,125
150,000		Lavender Dutch BorrowerCo B.V., USD Term Loan–1st Lien, 6.935% (SOFR CME +3.250%), 12/30/2032	149,625
98,210		VC GB Holdings I Corp., 1st Lien Term Loan–1st Lien, 7.434% (SOFR CME +3.500%), 7/21/2028	98,154
		TOTAL	347,904
		Diversified Manufacturing—0.3%
54,643		EMRLD Borrower, LP, Term Loan B–1st Lien, 5.923% (SOFR CME +2.250%), 5/31/2030	54,390
98,754		EMRLD Borrower, LP, 2024 Term Loan B–1st Lien, 6.122% (SOFR CME +2.250%), 8/4/2031	98,289
		TOTAL	152,679
		Gaming—0.6%
40,625		Caesars Entertainment, Inc., Term Loan B–1st Lien, 5.923% (SOFR CME +2.250%), 2/6/2030	40,295
245,625		Caesars Entertainment, Inc., 2024 Term Loan B1–1st Lien, 5.923% (SOFR CME +2.250%), 2/6/2031	243,046
		TOTAL	283,341
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Health Care—2.0%
$ 250,000		Ensemble RCM, LLC, 2026 Term Loan B–1st Lien, 6.660% (SOFR CME +3.000%), 2/9/2033	$ 240,208
200,000	[2]	Hologic, Inc., 2026 USD Term Loan B–1st Lien, TBD, 1/14/2033	197,500
46,767		Medline Borrower, LP, 2025 Term Loan B–1st Lien, 5.423% (SOFR CME +1.750%), 10/23/2028	46,817
99,750		Opal Bidco SAS, USD Term Loan B4–1st Lien, 6.686% (SOFR CME +3.000%), 4/28/2032	99,601
290,583		Parexel International Corp., 2025 Repriced Term Loan B–1st Lien, 6.423% (SOFR CME +2.750%), 12/12/2031	286,950
88,136		Vizient, Inc., 2024 Term Loan B–1st Lien, 5.423% (SOFR CME +1.750%), 8/1/2031	88,136
		TOTAL	959,212
		Industrial - Other—1.0%
98,250		CD&R Hydra Buyer, Inc., 2024 Term Loan B–1st Lien, 7.773% (SOFR CME +4.000%), 3/25/2031	98,078
91,822		Filtration Group Corp., 2025 USD Term Loan–1st Lien, 6.423% (SOFR CME +2.750%), 10/21/2028	91,880
100,000		Fluid-Flow Products, Inc., 2025 Term Loan B–1st Lien, 6.923% (SOFR CME +3.250%), 3/31/2028	99,958
100,000	[2]	LSF12 Helix Parent LLC, USD Term Loan B–1st Lien, TBD, 2/10/2033	99,881
69,750		SPX Flow, Inc., 2025 Term Loan–1st Lien, 8.500% (USD Prime + 1.750%), 4/5/2029	69,718
		TOTAL	459,515
		Insurance - P&C—1.3%
148,877		Ardonagh Midco 3 PLC, 2024 USD Term Loan B–1st Lien, 6.370%– 6.422% (SOFR CME +2.750%), 2/15/2031	145,527
168,018		HUB International Ltd., 2025 Term Loan B–1st Lien, 5.920% (SOFR CME +2.250%), 6/20/2030	165,989
98,259		Jones DesLauriers Insurance Management Inc., 2026 Repriced Term Loan B–1st Lien, 6.664% (SOFR CME +3.000%), 2/2/2033	94,205
148,131		Sedgwick Claims Management Services, Inc., 2023 Term Loan B–1st Lien, 6.173% (SOFR CME +2.500%), 7/31/2031	143,168
91,935		Truist Insurance Holdings LLC, 2024 Term Loan B–1st Lien, 6.422% (SOFR CME +2.750%), 5/6/2031	90,074
		TOTAL	638,963
		Media Entertainment—0.4%
118,484		Emerald X, Inc., 2025 Term Loan B1–1st Lien, 6.923% (SOFR CME +3.250%), 1/30/2032	118,534
96,500		Univision Communications, Inc., 2022 First Lien Term Loan B–1st Lien, 7.922% (SOFR CME +4.250%), 6/24/2029	95,294
		TOTAL	213,828
		Packaging—0.8%
202,228		Charter Nex US, Inc., 2025 Repriced Term Loan B–1st Lien, 6.171% (SOFR CME +2.500%), 11/29/2030	201,975
163,390		Clydesdale Acquisition Holdings, Inc., Term Loan B–1st Lien, 6.848% (SOFR CME +3.175%), 4/13/2029	161,923
		TOTAL	363,898
		Pharmaceuticals—1.1%
99,750		Amneal Pharmaceuticals LLC, 2026 Term Loan–1st Lien, 6.673% (SOFR CME +3.000%), 8/1/2032	99,708
248,750		Bausch Health Cos., Inc., 2025 Term Loan B–1st Lien, 9.923% (SOFR CME +6.250%), 10/8/2030	241,979
200,000		Genmab AS, Term Loan B–1st Lien, 6.705% (SOFR CME +3.000%), 12/13/2032	200,718
		TOTAL	542,405
		Retailers—0.2%
100,000		Men’s Wearhouse, Inc. (The), 2026 Term Loan B–1st Lien, 9.414% (SOFR CME +5.750%), 1/28/2031	99,708
		Technology—1.9%
171,489		Athenahealth Group, Inc., 2022 Term Loan B–1st Lien, 6.423% (SOFR CME +2.750%), 2/15/2029	166,773
159,102		Cloud Software Group, Inc., 2025 Term Loan B (2032)–1st Lien, 6.922% (SOFR CME +3.250%), 8/13/2032	147,249
100,000		KnowBe4, Inc., 2025 Term Loan–1st Lien, 7.417% (SOFR CME +3.750%), 7/23/2032	86,000
150,000		Ping Identity Corp., 2025 Term Loan–1st Lien, 6.410% (SOFR CME +2.750%), 11/15/2032	146,437
97,750		Quartz Acquireco LLC, 2025 Term Loan B–1st Lien, 5.922% (SOFR CME +2.250%), 6/28/2030	86,753
74,812		Shift4 Payments, Inc., 2025 Repriced Term Loan B–1st Lien, 5.652% (SOFR CME +2.000%), 7/3/2032	74,719
98,752		UKG, Inc., 2024 Term Loan B–1st Lien, 6.167% (SOFR CME +2.500%), 2/10/2031	93,272
144,977		VS Buyer, LLC, 2025 Term Loan B–1st Lien, 5.917% (SOFR CME +2.250%), 4/12/2031	140,023
		TOTAL	941,226
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $5,709,610)	5,636,836
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	ASSET-BACKED SECURITY—0.0%
	Automotive—0.0%
$ 4,699	Enterprise Fleet Financing LLC 2022-4, Class A2, 5.760%, 10/22/2029 (IDENTIFIED COST $4,698)	$ 4,707
	INVESTMENT COMPANY—2.4%
1,169,897	Federated Hermes Government Obligations Fund, Premier Shares, 3.59%[3] (IDENTIFIED COST $1,169,897)	1,169,897
	TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $48,111,451)[4]	48,416,157
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[5]	(44,871)
	NET ASSETS—100%	$48,371,286
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended February 28, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 2/28/2025	$585,360
Purchases at Cost	$11,433,920
Proceeds from Sales	$(10,849,383)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 2/28/2026	$1,169,897
Shares Held as of 2/28/2026	1,169,897
Dividend Income	$40,254

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	All or a portion of the security represents unsettled loan commitments at February 28, 2026 where the rate will be determined at time of settlement.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $48,175,192.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at February 28, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$41,604,717	$—	$41,604,717
Floating Rate Loans	—	5,636,836	—	5,636,836
Asset-Backed Security	—	4,707	—	4,707
Investment Company	1,169,897	—	—	1,169,897
TOTAL SECURITIES	$1,169,897	$47,246,260	$—	$48,416,157
Annual Financial Statements and Additional Information

The following acronym(s) are used throughout this portfolio:
SOFR	—Secured Overnight Financing Rate
TBD	—To Be Determined
USD	—United States Dollar
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended February 28 or 29,				Period Ended 2/28/2022[1]
	2026	2025	2024	2023
Net Asset Value, Beginning of Period	$22.96	$22.79	$22.25	$24.32	$25.02
Income From Investment Operations:
Net investment income (loss)[2]	1.30	1.34	1.43	1.28	0.43
Net realized and unrealized gain (loss)	0.18	0.33	0.64	(1.96)	(0.86)
TOTAL FROM INVESTMENT OPERATIONS	1.48	1.67	2.07	(0.68)	(0.43)
Less Distributions:
Distributions from net investment income	(1.34)	(1.50)	(1.53)	(1.39)	(0.27)
Net Asset Value, End of Period	$23.10	$22.96	$22.79	$22.25	$24.32
Total Return[3]	6.62%	7.52%	9.64%	(2.67)%	(1.74)%
Ratios to Average Net Assets:
Net expenses[4]	0.50%	0.50%	0.50%	0.50%	0.50%[5]
Net investment income	5.60%	5.84%	6.38%	5.70%	4.67%[5]
Expense waiver/reimbursement[6]	0.10%	0.10%	0.10%	0.10%	0.14%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$48,371	$29,245	$27,212	$28,342	$28,069
Portfolio turnover[7]	46%	45%	94%	109%	7%

1	Reflects operations for the period from December 16, 2021 (commencement of operations) to February 28, 2022.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
February 28, 2026

Assets:
Investment in securities, at value including $1,169,897 of investments in affiliated holdings* (identified cost $48,111,451, including $1,169,897 of identified cost in affiliated holdings)	$48,416,157
Cash	7,748
Income receivable	724,611
Income receivable from affiliated holdings	3,710
Receivable for investments sold	400
Total Assets	49,152,626
Liabilities:
Payable for investments purchased	449,000
Income distribution payable	313,472
Payable for investment adviser fee (Note 5)	16,241
Accrued expenses (Note 5)	2,627
Total Liabilities	781,340
Net assets for 2,094,000 shares outstanding	$48,371,286
Net Assets Consist of:
Paid-in capital	$51,062,951
Total distributable earnings (loss)	(2,691,665)
Net Assets	$48,371,286
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$48,371,286 ÷ 2,094,000 shares outstanding, no par value, unlimited shares authorized	$23.10

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended February 28, 2026

Investment Income:
Interest	$2,305,274
Dividends received from affiliated holdings*	40,254
TOTAL INCOME	2,345,528
Expenses:
Investment adviser fee (Note 5)	230,453
Share registration costs	2,892
TOTAL EXPENSES	233,345
Waiver/reimbursement of investment adviser fee (Note 5)	(39,419)
Net expenses	193,926
Net investment income	2,151,602
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	93,440
Net realized gain on in-kind redemptions	37,279
Net change in unrealized appreciation of investments	87,335
Net realized and unrealized gain (loss) on investments	218,054
Change in net assets resulting from operations	$2,369,656

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended February 28 or 29	2026	2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,151,602	$1,622,731
Net realized gain (loss)	130,719	65,629
Net change in unrealized appreciation/depreciation	87,335	260,819
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,369,656	1,949,179
Distributions to Shareholders	(2,271,619)	(1,793,303)
Share Transactions:
Proceeds from sale of shares	22,940,176	12,912,960
Cost of shares redeemed	(3,912,264)	(11,035,281)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	19,027,912	1,877,679
Change in net assets	19,125,949	2,033,555
Net Assets:
Beginning of period	29,245,337	27,211,782
End of period	$48,371,286	$29,245,337
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
February 28, 2026
1. ORGANIZATION
Federated Hermes ETF Trust (the “Trust”) was organized as a Delaware statutory trust on August 23, 2011 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of ten portfolios. The financial statements included herein are only those of Federated Hermes Short Duration High Yield ETF (the “Fund”). The Fund’s investment objective is to seek high current income.
Shares of the Fund are listed for trading on a national securities exchange during the trading day. The Fund’s primary listing exchange is NYSE Arca. Any amount of shares can be bought and sold throughout the trading day like shares of other publicly traded companies, and when you buy or sell the Fund’s shares in the secondary market, you will pay or receive the market price. However, there can be no guarantee that an active trading market will develop or be maintained, or that the Fund shares listing will continue or remain unchanged.
Shares of the Fund may only be acquired through the Fund’s distributor and redeemed directly with the Fund by or through an Authorized Participant in large blocks called Creation Units or multiples thereof. Authorized Participants are registered clearing agents that enter into an agreement with the Fund’s distributor to transact in Creation Units. Purchases and redemptions of Creation Units will take place in-kind and/or for cash at the discretion of the Fund. The determination of whether purchases and redemptions of Creation Units will be for cash or in-kind depends primarily on the regulatory requirements and settlement mechanisms relevant to the Fund’s portfolio holdings and the Fund is not limited to engaging in in-kind transactions to any particular market circumstances.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based
Annual Financial Statements and Additional Information

on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver and reimbursement of $39,419 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended February 28, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2026, tax years 2023 through 2026 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
Annual Financial Statements and Additional Information

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity with respect to purchases and redemptions of Creation Units:
	Year Ended 2/28/2026	Year Ended 2/28/2025
Shares sold	990,000	560,000
Shares issued to shareholders in payment of distributions declared	—	—
Shares redeemed	(170,000)	(480,000)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	820,000	80,000
4. FEDERAL TAX INFORMATION
The accounting treatment of certain items in accordance with income tax regulations may differ from the accounting treatment in accordance with GAAP which may result in permanent differences. In the case of the Fund, such differences primarily result from securities redeemed in-kind.
For the year ended February 28, 2026, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Total Distributable Earnings (Loss)
$37,279	$(37,279)
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended February 28, 2026 and February 28, 2025, were as follows:
	2026	2025
Ordinary income	$2,271,619	$1,793,303
As of February 28, 2026, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$61,781
Net unrealized appreciation	$240,965
Capital loss carryforwards and deferrals	$(2,994,411)
TOTAL	$(2,691,665)
At February 28, 2026, the cost of investments for federal tax purposes was $48,175,192. The net unrealized appreciation of investments for federal tax purposes was $240,965. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $614,539 and unrealized depreciation from investments for those securities having an excess of cost over value of $373,574. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities.
Annual Financial Statements and Additional Information

As of February 28, 2026, the Fund had a capital loss carryforward of $2,994,411 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$2,236,110	$758,301	$2,994,411
The Fund used capital loss carryforwards of $4,207 to offset capital gains realized during the year ended February 28, 2026.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Under the advisory agreement, the Adviser has contractually agreed to pay all operating expenses of the Fund under a unitary fee structure, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes) and registration fees and expenses; (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) Acquired Fund Fees and Expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended February 28, 2026, the Adviser voluntarily waived $38,689 of its fee. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended February 28, 2026, the Adviser reimbursed $730.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The Adviser, not the Fund, pays FAS.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
For the year ended February 28, 2026, the Fund did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation

The Adviser and certain of its affiliates (which may include FAS or FSC) have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, taxes, litigation expenses, extraordinary expenses and proxy-related expenses, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.50% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2027; or (b) the date of the Fund’s next effective Prospectus. These arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Fund’s Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities, short-term obligations and in-kind transactions, for the year ended February 28, 2026, were as follows:
Purchases	$13,477,703
Sales	$13,560,759
Additionally, there were purchases and sales of $22,271,828 and $3,638,720, respectively, in connection with in-kind purchases and sales of the Fund’s Shares of Creation Units.
Annual Financial Statements and Additional Information

7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 28, 2026, there were no outstanding loans. During the year ended February 28, 2026, the program was not utilized.
8. Operating Segments
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended February 28, 2026, 99.9% of total ordinary income distributions qualified as business interest income for purposes of 163(j) of the Code and the regulations thereunder.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FEDERATED HERMES SHORT DURATION HIGH YIELD ETF:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Short Duration High Yield ETF (the “Fund”) (one of the portfolios constituting Federated Hermes ETF Trust (the “Trust”)), including the portfolio of investments, as of February 28, 2026, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and for the period from December 16, 2021 (commencement of operations) through February 28, 2022 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes ETF Trust) at February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and it’s financial highlights for each of the four years in the period then ended and for the period from December 16, 2021 (commencement of operations) through February 28, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
April 23, 2026
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Short Duration High Yield ETF (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the management fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers. The Board considered the special attributes of the Fund as an exchange-traded fund (“ETF”) relative to a traditional mutual fund and the benefits that are expected to be realized from an investment in the Fund, rather than a traditional mutual fund. The Board also considered the resources devoted by Federated Hermes in developing and maintaining an infrastructure necessary to support the ongoing operations of the Fund.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Annual Financial Statements and Additional Information

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions. In addition, the Board considered information about the Adviser’s overall assessment of the functioning of the Fund’s arbitrage mechanism.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
For the periods ended December 31, 2024, the Fund’s performance fell below the Performance Peer Group median for the one-year period, and was above the Performance Peer Group median for the three-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the management fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual management fee rates, net management fee rates, and total expense ratios relative to an appropriate group of peer funds consisting solely of other actively managed ETFs in the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. In evaluating such comparisons, the Board noted information about structural, operational and other differences between ETFs and traditional mutual funds, including differences in the marketplace in which each type of product must compete.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes. The Board also considered competition in the general ETF marketplace and the impact of market pressures on the price levels for actively managed ETFs such as the Fund.
Annual Financial Statements and Additional Information

Consistent with general ETF practice, the Board noted the Fund’s “unitary” fee structure, under which the Adviser, in addition to providing investment management services, arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Board considered that, other than the management fee, the Adviser pays all operating expenses of the Fund, except for: (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Investment Company Act of 1940, as amended, including distribution fees; (iv) acquired fund fees and expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ management fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
Annual Financial Statements and Additional Information

The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board considered that any reduction in fixed costs associated with the management of the Fund would benefit the Adviser due to the unitary fee structure of the Fund, but that the unitary fee would protect shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing the Fund’s shareholders of the fees associated with the Fund. The Board also considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of management fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund management fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
Annual Financial Statements and Additional Information

On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Short Duration High Yield ETF

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423L206
Q455585 (4/26)
© 2026 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Short Duration High Yield ETF: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Short Duration High Yield ETF: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Short Duration High Yield ETF: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Short Duration High Yield ETF: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes ETF Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  April 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  April 23, 2026

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  April 23, 2026